SHORT-TERM INVESTMENTS - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Sep. 30, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017	Jun. 30, 2016 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Schedule Of Investments
Payments to acquire investment							¥ 41,300	¥ 6,506
Unrealized gain on available-for-sale investments					$ 383	¥ 2,666	14,684	9,484
Unrealized gain on available-for-sale investments and others, tax effect						620	2,250	¥ 1,554
Non-monetary exchange of convertible bond to intangible assets					1,152	8,019	7,104
Non-monetary transaction of exchanging loan for Intangible assets					$ 1,430	9,957
Snowball
Schedule Of Investments
Payments to acquire investment		¥ 20,000
Interest rate		4.35%
Maturity term		1 year
Servicing fees term		2 years
Unrealized gain on available-for-sale investments							443
Joyrun
Schedule Of Investments
Payments to acquire investment	¥ 10,500
Interest rate	8.00%
Maturity term	1 year
Unrealized gain on available-for-sale investments						840	251
Abee
Schedule Of Investments
Payments to acquire investment				¥ 6,937
Interest rate				7.00%
Maturity term			1 year	1 year
Non-monetary exchange of convertible bond to intangible assets						8,019
Non-monetary transaction of exchanging loan for Intangible assets						9,957
Others
Schedule Of Investments
Unrealized gain on available-for-sale investments							¥ 391
Unrealized gain on available-for-sale investments and others, tax effect						¥ 400